Equity - Capital (Details) - EUR (€)			6 Months Ended
	Jun. 26, 2024	Jan. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Nominal amount			€ 7,747,000,000		€ 8,092,000,000
Number of shares outstanding (in shares)			15,494,273,572		16,184,146,059
Par value per share (in euro per share)			€ 0.50		€ 0.50
Reduction of issued capital			€ 93,000,000	€ 0
(-) Own shares
Disclosure of classes of share capital [line items]
Reduction of issued capital	€ 165,652,500	€ 179,283,744	€ (2,769,000,000)	€ (1,900,000,000)
Redemption of treasury shares (in shares)	331,305,000	358,567,487